Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits	Employee Benefit Plans and Postretirement Benefits
CNH Industrial provides pension, healthcare and insurance plans and other postemployment benefits to their employees and retirees under defined contribution and defined benefit plans.
In the case of defined contribution plans, CNH Industrial makes contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been made, the Company has no further payment obligations. CNH Industrial recognizes the contribution cost when the employees have rendered their service and includes this cost by function in cost of goods sold, SG&A expense, and R&D expense. During the years ended December 31, 2020, 2019, and 2018, CNH Industrial recorded expense of $188 million, $188 million, and $198 million, respectively, for its defined contribution plans.
Defined benefit plans are classified by CNH Industrial on the basis of the type of benefit provided as follows: pension plans, healthcare plans, and other postemployment benefit plans.
Pension Plans
Pension obligations primarily comprise the obligations of the Company’s pension plans in the U.S., the U.K., and Germany.
Under these plans, contributions are made to a separate fund (trust) that independently administers the plan assets. The Company’s funding policy is to meet the minimum funding requirements pursuant to the laws of the applicable jurisdictions. The Company may also choose to make discretionary contributions.
In the fourth quarter of 2020, CNH Industrial signed group annuity contracts to transfer the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans. In connection with these transactions, $550 million of plan obligations were transferred along with $550 million of plan assets. The Company also recognized a $125 million pre-tax non-cash settlement charge, primarily related to the accelerated recognition of actuarial losses in those plans in the fourth quarter of 2020, recorded in Other, Net on the Consolidated Statement of Operations.
In November 2019, CNH Industrial signed a group annuity contract to transfer the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans. In connection with this transaction, $431 million of plan obligations were transferred along with $451 million of plan assets. The Company also recognized a $116 million pre-tax non-cash settlement charge, primarily related to the accelerated recognition of actuarial losses in those plans in the fourth quarter of 2019, recorded in Other, Net on the Consolidated Statement of Operations.
Healthcare Postretirement Benefit Plans
Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH Industrial has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement. These plans are not required to be funded. However, beginning in 2007, the Company began making contributions on a voluntary basis to a separate and independently managed fund established to finance the North American healthcare plans.
On February 20, 2018, CNH Industrial announced that the United States Supreme Court ruled in its favor in Reese vs. CNH Industrial N.V. and CNH Industrial America LLC. The decision allowed CNH Industrial to terminate or modify various retiree healthcare benefits previously provided to certain UAW Union represented CNH Industrial retirees. On April 16, 2018, CNH Industrial announced its determination to modify the Benefits provided to the applicable retirees (“Benefits Modification”) to make them consistent with the Benefits provided to current eligible CNH Industrial retirees who had been represented by the UAW. The Benefits Modification resulted in a reduction of the plan liability by $527 million. This amount will be amortized from OCI to the income statement over approximately 4.5 years, which represents the average service period to attain eligibility conditions for active participants. For the years ended December 31, 2020, 2019 and 2018, $119 million, $119 million and $80 million of amortization was recorded as a pre-tax gain in Other, net, respectively.
Other Postemployment Benefits
Other postemployment benefits consist of obligations for Italian Employee Leaving Entitlements up to December 31, 2006, loyalty bonus in Italy and various other similar plans in France, Germany and Belgium. Until December 31, 2006, Italian companies with more than 50 employees were required to accrue for benefits paid to employees upon them leaving the Company. The scheme has since changed to a defined contribution plan. The obligation on the Company’s consolidated balance sheet represents the residual reserve for years until December 31, 2006. Loyalty bonus is accrued for employees who have reached certain service seniority and are generally settled when employees leave the Company. These plans are not required to be funded and, therefore, have no plan assets.
Obligations and Funded Status
The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2020 and 2019:

	Pension		Healthcare (1)		Other (1)
	2020	2019	2020	2019	2020	2019
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$2,938	$3,029	$412	$434	$431	$422
Service cost	22	23	4	5	16	13
Interest cost	44	74	10	14	1	3
Plan participants’ contributions	3	3	5	10	—	—
Actuarial loss	215	377	21	45	—	37
Gross benefits paid	(139)	(156)	(37)	(42)	(31)	(37)
Plan amendments	2	(2)	1	(47)	—	—
Currency translation adjustments and other (2)	(426)	(410)	2	(7)	38	(7)
Ending benefit obligation	$2,659	$2,938	$418	$412	$455	$431
Change in the fair value of plan assets:
Beginning plan assets	2,096	2,281	152	141	—	—
Actual return on plan assets	231	305	17	27	—	—
Employer contributions	70	53	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(114)	(130)	(9)	(16)	—	—
Currency translation adjustments and other (2)	(479)	(416)	(15)	—	—	—
Ending plan assets	1,807	2,096	145	152	—	—
Funded status:	$(852)	$(842)	$(273)	$(260)	$(455)	$(431)
(1)The healthcare and other postemployment plans are not required to be prefunded.
(2)Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through group annuity contract purchases in the fourth quarter of 2020 and 2019.
The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2020 and 2019:

	U.S.		U.K		Germany (1)		Other Countries (1)
	2020	2019	2020	2019	2020	2019	2020	2019
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$666	$1,015	$1,488	$1,290	$424	$409	$360	$315
Service cost	4	3	—	4	4	3	14	13
Interest cost	16	36	24	30	2	4	2	4
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss	80	132	99	166	6	39	30	40
Gross benefits paid	(40)	(70)	(58)	(47)	(25)	(25)	(16)	(14)
Plan amendments	2	—	—	—	—	—	—	(2)
Currency translation adjustments and other (2)	(551)	(450)	55	45	38	(6)	32	1
Ending benefit obligation	$177	$666	$1,608	$1,488	$449	$424	$425	$360
Change in the fair value of plan assets:
Beginning plan assets	700	1,030	1,067	951	5	5	324	295
Actual return on plan assets	93	190	118	88	—	—	20	27
Employer contributions	—	—	59	42	—	—	11	11
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(40)	(69)	(58)	(47)	—	—	(16)	(14)
Currency translation adjustments and other (2)	(549)	(451)	44	33	—	—	26	2
Ending plan assets	$204	$700	$1,230	$1,067	$5	$5	$368	$324
Funded status:	$27	$34	$(378)	$(421)	$(444)	$(419)	$(57)	$(36)
(1)    Pension benefits in Germany and some other countries are not required to be prefunded.
(2)    Includes the impact of the transfer of the outstanding pension benefit obligations related to certain retirees and beneficiaries within the U.S. plans through group annuity contract purchases in the fourth quarter of 2020 and 2019.

Net amounts recognized in the consolidated balance sheets as of December 31, 2020 and 2019 consist of:

	Pension		Healthcare		Other
	2020	2019	2020	2019	2020	2019
	(in millions)
Other assets	$37	$45	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(889)	(887)	(273)	(260)	(455)	(431)
Net liability recognized at end of year	$(852)	$(842)	$(273)	$(260)	$(455)	$(431)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2020 consist of:

	Pension	Healthcare	Other
	(in millions)

Unrecognized actuarial losses	$793	$59	$109
Unrecognized prior service credit	3	(242)	(6)
Accumulated other comprehensive loss	$796	$(183)	$103
The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2020	2019
	(in millions)
Accumulated benefit obligation	$2,384	$2,108
Fair value of plan assets	$1,526	$1,240
The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2020	2019	2020	2019	2020	2019
	(in millions)
Projected benefit obligation	$2,428	$2,219	$418	$412	$455	$431
Fair value of plan assets	$1,539	$1,332	$145	$152	$—	$—
The total accumulated benefit obligation for pension was $2,627 million and $2,915 million as of December 31, 2020 and 2019, respectively.
Net Periodic Benefit Cost
The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2020, 2019, and 2018:

	Pension			Healthcare			Other
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(in millions)
Service cost	$22	$23	$25	$4	$5	$6	$16	$13	$15
Interest cost	44	74	71	10	14	24	1	3	3
Expected return on assets	(80)	(99)	(112)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	1	(1)	(130)	(125)	(82)	—	1	1
Actuarial loss (gain)	40	67	74	2	(2)	7	5	14	4
Settlement loss and other	125	125	1	—	—	—	2	2	1
Net periodic benefit cost (credit)	$151	$191	$58	$(121)	$(115)	$(52)	$24	$33	$24

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2020 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$151	$(121)	$24
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(61)	12	(3)
Amortization of actuarial losses	(40)	(2)	(5)
Amortization of prior service (cost) credit	—	131	—
Currency translation adjustments and other	36	1	13
Total recognized in other comprehensive (income) loss	(65)	142	5
Total recognized in comprehensive loss	$86	$21	$29

Assumptions
The following assumptions were utilized in determining the funded status at December 31, 2020 and 2019, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2020, 2019, and 2018:

	Pension plans			Healthcare plans			Other
(in %)	2020	2019	2018	2020	2019	2018	2020	2019	2018
Assumptions used to determine funded status at December 31
Weighted-average discount rate	1.12	1.88	2.91	2.12	2.99	4.12	0.47	0.69	1.62
Weighted-average rate of compensation increase	2.07	2.99	3.00	n/a	n/a	n/a	1.85	1.91	1.41
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.39	4.68	6.17	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	3.95	4.20	5.00	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	1.06	1.97	1.79	3.15	4.03	3.58	0.81	1.76	1.64
Weighted-average discount rates - interest cost	1.62	2.58	2.20	2.58	3.53	3.19	0.61	1.50	1.34
Weighted-average rate of compensation increase	2.99	3.00	3.01	n/a	n/a	n/a	1.91	1.41	1.11
Weighted-average long-term rates of return on plan assets	4.02	4.68	4.58	5.00	5.50	4.50	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	4.68	6.17	6.46	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	4.20	5.00	5.00	n/a	n/a	n/a

(*)    CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2028 for U.S. plans. A flat trend rate assumption is utilized for the Canada plans.
Assumed discount rates are used in measurements of pension, healthcare and other postemployment benefit obligations and interest cost components of net periodic cost. CNH Industrial selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date. The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the benefit obligations could effectively be settled as of the measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH Industrial’s projected cash flows against a high quality bond yield curve, mainly calculated using a wide population of AA-grade corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the Company’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.
The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed, and plan expenses. Return patterns and correlations, consensus return forecasts, and other relevant financial factors are analyzed to check for reasonability and appropriateness.
The assumed healthcare trend rate represents the rate at which healthcare costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including general and healthcare sector-specific inflation projections from the United States Department of Health and Human Services Healthcare Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of healthcare cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost-shifting, utilization changes, an aging population, and a changing mix of medical services.
CNH Industrial reviews annually the mortality assumptions and demographic characteristics of its U.S. pension plan and healthcare plan participants. Subsequent to the Benefits Modification to the US Healthcare plan on April 16, 2018, the Company decided to change the base mortality table for the US Healthcare plan from the variants of blue-collar tables of RPH-2014 (with MP-2014 removed) to a no-collar variant which led to an increase of $4.3 million to the Company's benefit obligations at December 31, 2018. In addition, in 2018, CNH Industrial adopted the MP-2018 mortality improvement scale, which better reflected the actual recent experience over the previous mortality improvement scales. The adoption of the new mortality assumptions resulted in a total decrease of $3.6 million to the Company’s benefit obligations at December 31, 2018, of which, $3 million and $0.6 million were related to pension plans and healthcare plans, respectively.
In October 2019, the SOA issued an updated mortality base table ("Pri-2012") as well as an updated mortality improvement scale (“MP-2019”). In 2019, the Company adopted the variant of blue-collar tables of the Pri-2012 for the US pension plans and the no collar variant of the PriH-2012 for the US healthcare plans, including the new survivor mortality as well as MP-2019 mortality improvement scale. The adoption of the new mortality assumptions resulted in a total decrease of $14 million to the Company’s benefit obligations at December 31, 2019, of which, $11 million and $3 million were related to pension plans and healthcare plans, respectively.
In 2020, the Company adopted the no-collar variant of the Pri-2012 base table for the US pension plans subsequent to the settlement of a portion of the outstanding pension obligation through purchase of annuity contracts. Additionally, the Company adopted the updated mortality improvement scale issued by the SOA ("MP-2020"). Management believes the new mortality assumptions most appropriately represent its plans’ experience and characteristics. The adoption of the new mortality assumptions resulted in a total decrease of $7.8 million to the Company’s benefit obligations at December 31, 2020, of which $8.6 million, and $(0.8) million were related to pension plans and healthcare plans, respectively.
The Company uses the spot yield curve approach to estimate the service and interest cost components of the net periodic pension and other postretirement benefit costs by applying the specific spot rates along the yield curve used to determine the benefit obligations to relevant projected cash outflows.
Plan Assets
The investment strategy for the plan assets depends on the features of the plan and on the maturity of the obligations. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth exceeding the rate of inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.
Weighted average target asset allocation for all plans for 2020 are as follows:

All Plans
Asset category:
Equity securities	12%
Debt securities	45%
Cash/Other	43%

CNH Industrial determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH Industrial classifies its plan assets according to the fair value hierarchy:
Level 1—Quoted prices for identical instruments in active markets.
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2020:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	32	30	2	—
U.S. corporate bonds	42	5	37	—
Non-U.S. government bonds	49	10	39	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	148	45	103	—
Other types of investments:
Mutual funds (A)	1,582	21	1,561	—
Insurance contracts	200	—	—	200
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,782	21	1,561	200
Cash:	22	10	12	—
Total	$1,952	$76	$1,676	$200

(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2020:

Insurance Contracts (in millions)
Balance at December 31, 2019	$171
Actual return on plan assets relating to assets still held at reporting date	8
Purchases	8
Settlements	(5)
Transfers in and/or out of level 3	—
Currency impact	18
Balance at December 31, 2020	$200
The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2019:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$—	$—	$—	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	—	—	—	—
Fixed income securities:
U.S. government bonds	124	122	2	—
U.S. corporate bonds	34	5	29	—
Non-U.S. government bonds	47	9	38	—
Non-U.S. corporate bonds	25	—	25	—
Mortgage backed securities	—	—	—	—
Other fixed income	—	—	—	—
Total Fixed income securities	230	136	94	—
Other types of investments:
Mutual funds(A)	1,802	20	1,782	—
Insurance contracts	171	—	—	171
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Total Other types of investments	1,973	20	1,782	171
Cash:	45	17	28	—
Total	$2,248	$173	$1,904	$171
(A) This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2019:

Insurance Contracts (in millions)
Balance at December 31, 2018	$152
Actual return on plan assets relating to assets still held at reporting date	12
Purchases	8
Settlements	(3)
Transfers in and/or out of Level 3	—
Currency impact	2
Balance at December 31, 2019	$171
Contributions
CNH Industrial expects to contribute (including through direct benefit payments) approximately $66 million to its pension plans, $21 million to its healthcare plans and $30 million to its other postemployment plans in 2021.
The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2021	$105	$32	$—	$30
2022	107	31	—	29
2023	109	29	—	30
2024	106	29	—	31
2025	110	28	—	31
2026 - 2030	569	133	(1)	153
Total	$1,106	$282	$(1)	$304